UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23312)

Tidal Trust III
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust III
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: November 30, 2025

Item 1. Reports to Stockholders.

VistaShares Artificial Intelligence Supercycle ETF Tailored Shareholder Report

Annual Shareholder Report November 30, 2025

VistaShares Artificial Intelligence Supercycle ETF

TICKER: AIS (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the VistaShares Artificial Intelligence Supercycle ETF (the "Fund") for the period December 2, 2024 (the Fund's “Inception”) to November 30, 2025. You can find additional information about the Fund at www.vistashares.com. You can also request this information by contacting us at (844) 875-2288 or by writing to VistaShares Artificial Intelligence Supercycle ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VistaShares Artificial Intelligence Supercycle ETF	$92	0.75%

Costs paid as a percentage of investment are annualized.

Cumulative Performance

(Initial Investment of $10,000)

VistaShares Artificial Intelligence Supercycle ETF - $14,724
BITA VistaShares Artificial Intelligence Supercycle Index - $15,074
S&P 500 TR - $11,471
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
12/2/2024
12/31/2024
1/31/2025
2/28/2025
3/31/2025
4/30/2025
5/31/2025
6/30/2025
7/31/2025
8/31/2025
9/30/2025
10/31/2025
11/30/2025

Annual Performance

Since Inception 12/02/2024
VistaShares Artificial Intelligence Supercycle ETF	47.23%
BITA VistaShares Artificial Intelligence Supercycle Index	53.97%
S&P 500 TR	14.78%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.vistashares.com for more recent performance information.

How did the Fund perform during the fiscal year ended November 30, 2025?

During the fiscal year ended November 30, 2025, the VistaShares AI Infrastructure ETF (“AIS” or the “Fund”) performed well relative to its peer group, outperforming many other AI-themed ETFs. The Fund’s market price generally reflected steady participation in the AI buildout trade, with performance driven more by fundamentals across the infrastructure stack than by sharp sentiment swings.

AIS benefited from exposure to the “picks-and-shovels” side of AI—companies enabling compute at scale through semiconductors, memory, networking, and the physical data center layer (power, cooling, and critical components). As the market became more selective within AI, the Fund’s positioning toward infrastructure enablers—rather than more speculative or narrative-driven AI exposures—helped support relative results over the period.

What factors influenced the Fund’s performance?

Quality infrastructure exposure versus narrative-heavy AI.

AIS targets the underlying supply chain required to scale AI: compute silicon, memory, high-speed connectivity, servers/ODM manufacturing, and the power/thermal systems that keep modern data centers running. This positioning tended to benefit as investors increasingly favored tangible demand drivers—capacity expansion, utilization, and shipment volumes—over less direct “AI adoption” proxies.

Market environment and valuation discipline.

Shifts in interest rates and growth expectations affected the broader AI complex, but the Fund’s emphasis on infrastructure businesses with clearer demand visibility and monetization pathways helped cushion relative performance during choppier windows. When conditions improved, those same businesses often participated meaningfully as capital spending expectations stabilized or strengthened.

Bottlenecks and margin pools within the AI stack.

Returns were influenced by where the market perceived the tightest constraints and most durable margin opportunity—such as advanced memory, high-speed interconnect, and critical testing/yield assurance— alongside essential data center power and cooling. Companies positioned in these bottlenecks generally contributed more consistently versus more commoditized segments.

Portfolio construction and rebalancing.

The Adviser maintained a diversified, rules-based portfolio across multiple layers of the AI infrastructure ecosystem. Periodic rebalancing was used to manage concentration, refresh exposures as leadership rotated within the AI stack, and keep the portfolio aligned with the Fund’s investment objective as relative weights evolved.

VistaShares Artificial Intelligence Supercycle ETF Tailored Shareholder Report

Key Fund Statistics

(as of November 30, 2025)

Fund Size (Thousands)	$99,384
Number of Holdings	52
Total Advisory Fee	$212,370
Portfolio Turnover Rate	8%

What did the Fund invest in?

(as of November 30, 2025)

Sector Type - Investments

(% of total net assets)

Top Ten Holdings	(% of total net assets)
SK hynix, Inc.	7.1
Micron Technology, Inc.	7.0
Vertiv Holdings Co.	4.9
Taiwan Semiconductor Manufacturing Co. Ltd	4.8
Intel Corp.	4.7
Advanced Micro Devices, Inc.	4.5
Foxconn Industrial Internet Co. Ltd	4.2
NVIDIA Corp.	4.1
GE Vernova, Inc.	3.5
Marvell Technology, Inc.	3.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.vistashares.com.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

VistaShares Electrification Supercycle ETF Tailored Shareholder Report

annual Shareholder Report November 30, 2025

VistaShares Electrification Supercycle ETF

TICKER: POW (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the VistaShares Electrification Supercycle ETF (the "Fund") for the period October 27, 2025 (the Fund's “Inception”) to November 30, 2025. You can find additional information about the Fund at www.vistashares.com. You can also request this information by contacting us at (844) 875-2288 or by writing to VistaShares Electrification Supercycle ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VistaShares Electrification Supercycle ETF	$7	0.75%

Costs paid as a percentage of investment are annualized.

Cumulative Performance

(Initial Investment of $10,000)

VistaShares Electrification Supercycle ETF - $9,967
BITA VistaShares Electrification Supercycle Index - $10,046
S&P 500 TR - $9,974
$10,200
$10,100
$10,000
$9,900
10/27/2025
10/31/2025
11/30/2025

Annual Performance

Since Inception 10/27/2025
VistaShares Electrification Supercycle ETF	-0.33%
BITA VistaShares Electrification Supercycle Index	0.46%
S&P 500 TR	-0.26%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.vistashares.com for more recent performance information.

How did the Fund perform during the fiscal year ended November 30, 2025?

During the fiscal year ended November 30, 2025, the VistaShares Electrification ETF (POW) delivered performance that largely tracked the improving fundamentals across electrification-linked end markets, supported by sustained demand for power infrastructure, grid upgrades, and electrical equipment. Over the period, the Fund’s market price generally reflected steady participation in multi-year investment cycles tied to rising electricity load, reliability needs, and modernization of aging transmission and distribution systems.

Performance was supported as investors increasingly focused on tangible, backlog-driven demand— particularly for companies supplying critical components and services needed to build, expand, and harden electrical infrastructure. While market leadership rotated at times based on macro expectations and interest rate sensitivity, the Fund’s exposure to essential “real economy” buildout themes helped underpin results through the year.

What factors influenced the Fund’s performance?

Electrification is a multi-year infrastructure cycle.

The Fund seeks exposure to companies positioned to benefit from growing electricity demand and the buildout required to generate, transmit, distribute, and manage power. These businesses are often supported by long project timelines and recurring replacement cycles, with results influenced by visibility into orders, backlogs, and execution across large-scale infrastructure programs.

Market environment and valuation dynamics.

Changes in interest rates, inflation expectations, and the growth outlook affected valuation across industrial and infrastructure equities during the fiscal year. Periods of tighter financial conditions tended to increase scrutiny around project timing and margins, while improving sentiment supported stronger pricing for companies viewed as mission-critical suppliers with durable demand.

Grid reliability, capacity constraints, and sector dispersion.

The market increasingly differentiated between discretionary spend and “must-do” upgrades. Areas tied to grid resilience, transmission and distribution expansion, power management, and high-utilization electrical components tended to be viewed as higher-priority needs. Differences in backlog quality, pricing power, and end-market exposure contributed to dispersion among electrification-linked companies across the year.

Portfolio construction and rebalancing.

The Adviser maintained a diversified, rules-based portfolio across multiple electrification-oriented industries, including grid equipment, electrical components, power management, automation, and energy infrastructure. Periodic rebalancing was used to manage concentration and maintain alignment with the Fund’s investment objective as market prices and relative weights evolved.

VistaShares Electrification Supercycle ETF Tailored Shareholder Report

Key Fund Statistics

(as of November 30, 2025)

Fund Size (Thousands)	$2,990
Number of Holdings	54
Total Advisory Fee	$1,564
Portfolio Turnover Rate	2%

What did the Fund invest in?

(as of November 30, 2025)

Sector Type - Investments

(% of total net assets)

Top Ten Holdings	(% of total net assets)
Delta Electronics Thailand PCL	5.3
Hubbell, Inc.	5.3
Prysmian SpA	4.8
LS Electric Co. Ltd	4.7
GE Vernova, Inc.	4.6
Quanta Services, Inc.	4.5
Eaton Corp PLC	4.4
Siemens Energy AG	4.2
Powell Industries, Inc.	3.9
Hyosung Heavy Industries Corp.	3.9

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.vistashares.com.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Monica Byrd is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

VistaShares Artificial Intelligence Supercycle ETF

	FYE 11/30/2025	FYE 11/30/2024
( a ) Audit Fees	$11,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

VistiShares Electrification Supercycle ETF

	FYE 11/30/2025	FYE 11/30/2024
( a ) Audit Fees	$11,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller & Baker LLP. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2025	FYE 11/30/2024
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 11/30/2025	FYE 11/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (the “Act”), and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members are as follows: Monica Byrd, Pamela Cytron and Lawrence Jules.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

November 30, 2025

Tidal Trust III

VistaShares Artificial Intelligence Supercycle ETF | AIS   | NYSE Arca, Inc.

VistaShares Electrification Supercycle ETF             | POW | NYSE Arca, Inc.

VistaShares Supercycle ETFs

VistaShares Artificial Intelligence Supercycle ETF

Schedule of Investments

November 30, 2025

COMMON STOCKS - 99.8%	Shares	Value
Industrial Products - 12.7%
Advanced Energy Industries, Inc.	5,324	$1,124,375
GE Vernova, Inc.	5,848	3,507,455
Legrand SA	20,006	3,031,107
Vertiv Holdings Co. - Class A	27,337	4,913,279
		12,576,216

Software & Tech Services - 5.7%
CDW Corp.	1,728	249,212
Commvault Systems, Inc.(a)	13,732	1,695,902
CrowdStrike Holdings, Inc. - Class A(a)	756	384,925
Kehua Data Co. Ltd. - Class A	75,821	569,039
Nutanix, Inc. - Class A(a)	35,015	1,673,717
Palo Alto Networks, Inc.(a)	4,008	762,041
Zscaler, Inc.(a)	1,512	380,268
		5,715,104

Tech Hardware & Semiconductors - 79.2%(b)
Advanced Micro Devices, Inc.(a)	20,635	4,488,732
AP Memory Technology Corp.	52,514	724,504
Arista Networks, Inc.(a)	14,276	1,865,588
ARM Holdings PLC, ADR(a)	11,374	1,541,859
ASMedia Technology, Inc.	4,330	178,663
Astera Labs, Inc.(a)	11,565	1,822,297
Asustek Computer, Inc.	96,771	1,853,094
Celestica, Inc.(a)	2,052	706,708
Cisco Systems, Inc.	8,234	633,524
Corning, Inc.	28,440	2,394,648
Corsair Gaming, Inc.(a)	58,434	380,990
Dell Technologies, Inc. - Class C	2,501	333,508
Extreme Networks, Inc.(a)	97,861	1,712,568
Foxconn Industrial Internet Co. Ltd. - Class A(a)	491,549	4,216,104
GlobalFoundries, Inc.(a)	55,192	1,978,081
Hewlett Packard Enterprise Co.	19,691	430,642
Hygon Information Technology Co. Ltd. - Class A	39,209	1,203,534
IEIT Systems Co. Ltd. - Class A	130,690	1,137,013
Intel Corp.(a)	114,696	4,652,070
Marvell Technology, Inc.	34,462	3,080,903
Micron Technology, Inc.	29,385	6,948,965
Montage Technology Co. Ltd. - Class A	79,939	1,338,104
Nanya Technology Corp.	406,742	1,892,125
Navitas Semiconductor Corp.(a)	230,049	2,010,628
NetApp, Inc.	2,484	277,115
Nokia Oyj	97,431	590,018
NVIDIA Corp.	23,229	4,111,533
Penguin Solutions, Inc.(a)	27,438	555,071

The accompanying notes are an integral part of these financial statements.

Pure Storage, Inc. - Class A(a)	11,341	$1,008,895
Quanta Computer, Inc.	79,071	710,467
Seagate Technology Holdings PLC	9,540	2,639,623
Silicon Motion Technology Corp., ADR	31,008	2,758,472
SK Hynix, Inc.	19,465	7,014,891
Super Micro Computer, Inc.(a)	22,792	771,509
Taiwan Semiconductor Co. Ltd.	225,084	420,979
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	16,225	4,729,750
TD SYNNEX Corp.	5,198	792,591
Transcend Information, Inc.	153,039	892,341
Vicor Corp.(a)	27,788	2,482,858
Western Digital Corp.	9,082	1,483,363
		78,764,328

Telecommunications - 2.2%
NextDC Ltd.(a)	241,627	2,150,282

TOTAL COMMON STOCKS (Cost $85,493,564)		99,205,930

TOTAL INVESTMENTS - 99.8% (Cost $85,493,564)		$99,205,930
Other Assets in Excess of Liabilities - 0.2%		177,649
TOTAL NET ASSETS - 100.0%		$99,383,579

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

VistaShares Electrification Supercycle ETF

Schedule of Investments

November 30, 2025

COMMON STOCKS - 99.8%	Shares	Value
Industrial Products - 48.8%(a)
American Superconductor Corp.(b)	120	$3,731
Bel Fuse, Inc. - Class B	414	63,769
Delta Electronics Thailand PCL	24,918	159,052
Eaton Corp. PLC	384	132,822
GE Vernova, Inc.	228	136,748
Hubbell, Inc.	366	157,903
Hyosung Heavy Industries Corp.	90	116,336
Littelfuse, Inc.	156	39,939
LS Electric Co. Ltd.	450	140,754
nVent Electric PLC	750	80,453
Powell Industries, Inc.	360	116,359
Prysmian SpA	1,426	142,822
Schneider Electric SE	162	43,430
Siemens Energy AG(b)	942	126,050
		1,460,168

Industrial Services - 5.8%
MasTec, Inc.(b)	180	38,498
Quanta Services, Inc.	288	133,886
		172,384

Materials - 0.2%
Hanwha Solutions Corp.	258	4,903

Renewable Energy - 5.8%
Daqo New Energy Corp., ADR(b)	186	5,892
EnerSys	186	26,618
Enphase Energy, Inc.(b)	672	19,387
Fluence Energy, Inc. - Class A(b)	876	17,205
GCL System Integration Technology Co. Ltd.(b)	13,800	5,029
GCL Technology Holdings Ltd.(b)	45,780	6,821
Ginlong Technologies Co. Ltd.	1,200	12,286
Nextpower, Inc. - Class A(b)	72	6,597
SolarEdge Technologies, Inc.(b)	300	10,959
Sungrow Power Supply Co. Ltd.	2,400	62,007
		172,801

Tech Hardware & Semiconductors - 3.5%
Vicor Corp.(b)	1,176	105,076

Utilities - 35.7%(a)
AES Corp.	1,332	18,728
American Electric Power Co., Inc.	450	55,697
AXIA Energia, ADR	1,932	22,701

The accompanying notes are an integral part of these financial statements.

Brookfield Renewable Partners LP	498	$14,261
China Resources Power Holdings Co. Ltd.	2,250	5,370
Consolidated Edison, Inc.	660	66,238
Constellation Energy Corp.	312	113,680
Datang International Power Generation Co. Ltd.(b)	10,200	5,086
Duke Energy Corp.	78	9,667
Edison International	690	40,634
Electric Power Development Co. Ltd.	276	5,566
Enel SpA	4,182	43,234
Engie SA	3,222	81,891
Eversource Energy	648	43,533
Exelon Corp.	1,824	85,947
Iberdrola SA	2,754	58,122
Kansai Electric Power Co., Inc.	768	13,135
Korea Electric Power Corp.	252	8,996
National Grid PLC	3,589	54,521
NextEra Energy, Inc.	1,194	103,030
NRG Energy, Inc.	168	28,474
PG&E Corp.	4,056	65,383
Redeia Corp. SA	804	14,351
Southern Co.	186	16,948
Xcel Energy, Inc.	1,140	93,605
		1,068,798

TOTAL COMMON STOCKS (Cost $3,039,750)		2,984,130

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.92%(c)	2,460	2,460

TOTAL SHORT-TERM INVESTMENTS (Cost $2,460)		2,460

TOTAL INVESTMENTS - 99.9% (Cost $3,042,210)		$2,986,590
Other Assets in Excess of Liabilities - 0.1%		3,603
TOTAL NET ASSETS - 100.0%		$2,990,193

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.

(c)	The rate shown represents the 7-day annualized effective yield as of November 30, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

November 30, 2025

	VistaShares Artificial Intelligence Supercycle ETF	VistaShares Electrification Supercycle ETF
ASSETS:
Investments, at value (cost $85,493,564 and $3,042,210) (Note 2)	$99,205,930	$2,986,590
Foreign currency, at value	245,361	—
Dividends receivable	15,169	5,114
Dividend tax reclaim receivable	1,534	—
Interest receivable	324	21
Issuance fees receivable	77	—
Total assets	99,468,395	2,991,725

LIABILITIES:
Payable to adviser (Note 4)	61,197	1,532
Payable to custodian	23,619	—
Total liabilities	84,816	1,532
NET ASSETS	$99,383,579	$2,990,193

NET ASSETS CONSISTS OF:
Paid-in capital	$85,794,235	$3,041,523
Total distributable earnings/(accumulated losses)	13,589,344	(51,330)
Total Net Assets	$99,383,579	$2,990,193

Net assets	$99,383,579	$2,990,193
Shares issued and outstanding(a)	2,700,000	150,000
Net asset value per share	$36.81	$19.93

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended November 30, 2025

	VistaShares Artificial Intelligence Supercycle ETF(a)	VistaShares Electrification Supercycle ETF(b)
INVESTMENT INCOME:
Dividend income	$190,899	$5,248
Less: Dividend withholding taxes	(21,807)	—
Less: Issuance fees	(475)	—
Interest income	3,458	25
Total investment income	172,075	5,273

EXPENSES:
Investment advisory fee (Note 4)	212,370	1,564
Total expenses	212,370	1,564
NET INVESTMENT INCOME (LOSS)	(40,295)	3,709

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(96,198)	358
In-kind redemptions	558,637	—
Foreign currency transactions	6,191	212
Net realized gain (loss)	468,630	570
Net change in unrealized appreciation (depreciation) on:
Investments	13,712,366	(55,620)
Foreign currency translations	1,190	11
Net change in unrealized appreciation (depreciation)	13,713,556	(55,609)
Net realized and unrealized gain (loss)	14,182,186	(55,039)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,141,891	$(51,330)

(a)	Inception date of the Fund was December 2, 2024.
(b)	Inception date of the Fund was October 27, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	VistaShares Artificial Intelligence Supercycle ETF(a)	VistaShares Electrification Supercycle ETF(b)
	For the Period Ended November 30, 2025	For the Period Ended November 30, 2025
OPERATIONS:
Net investment income (loss)	$(40,295)	$3,709
Net realized gain (loss)	468,630	570
Net change in unrealized appreciation (depreciation)	13,713,556	(55,609)
Net increase (decrease) in net assets resulting from operations	14,141,891	(51,330)

CAPITAL TRANSACTIONS:
Subscriptions	86,974,856	3,041,523
Redemptions	(1,748,370)	—
ETF transaction fees (Note 8)	15,202	—
Net increase (decrease) in net assets from capital transactions	85,241,688	3,041,523

NET INCREASE (DECREASE) IN NET ASSETS	99,383,579	2,990,193

NET ASSETS:
Beginning of the period	—	—
End of the period	$99,383,579	$2,990,193

SHARES TRANSACTIONS
Subscriptions	2,750,000	150,000
Redemptions	(50,000)	—
Total increase (decrease) in shares outstanding	2,700,000	150,000

(a)	Inception date of the Fund was December 2, 2024.
(b)	Inception date of the Fund was October 27, 2025.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

VistaShares Artificial Intelligence Supercycle ETF
Period Ended November 30, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$25.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	(0.05)
Net realized and unrealized gain (loss)(c)	11.84
Total from investment operations	11.79

LESS DISTRIBUTIONS FROM:

ETF transaction fees per share	0.02
Net asset value, end of period	$36.81

TOTAL RETURN(d)	47.23%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$99,384
Ratio of expenses to average net assets(e)	0.75%
Ratio of net investment income to average net assets(e)	(0.14)%
Portfolio turnover rate(d)(f)	7.66%

(a)	Inception date of the Fund was December 2, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

VistaShares Electrification Supercycle ETF
Period Ended November 30, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.03
Net realized and unrealized gain (loss)(c)	(0.10)
Total from investment operations	(0.07)

Net asset value, end of period	$19.93

TOTAL RETURN(d)	(0.33)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,990
Ratio of expenses to average net assets(e)	0.75%
Ratio of net investment income to average net assets(e)	1.78%
Portfolio turnover rate(d)(f)	2.28%

(a)	Inception date of the Fund was October 27, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

November 30, 2025

NOTE 1 - ORGANIZATION

The VistaShares Artificial Intelligence Supercycle ETF and the VistaShares Electrification Supercycle ETF are each diversified series of shares (each, a “Fund,” and collectively, the “Funds”) of beneficial interest of Tidal Trust III (the “Trust”). The Trust was organized as a Delaware statutory trust on May 19, 2016 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and VistaShares Advisors LLC (“Sub-Adviser”) serves as investment sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The VistaShares Artificial Intelligence Supercycle ETF commenced operations on December 02, 2024 and the VistaShares Electrification Supercycle ETF commenced operations on October 27, 2025.

The VistaShares Artificial Intelligence Supercycle ETF seeks long term capital appreciation. The VistaShares Electrification Supercycle ETF seeks long term capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the Investment Company Act of 1940.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

Notes to Financial Statements

November 30, 2025

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of November 30, 2025:

VistaShares Artificial Intelligence Supercycle ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$99,205,930	$—	$—	$99,205,930
Total Investments	$99,205,930	$—	$—	$99,205,930

VistaShares Electrification Supercycle ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$2,984,130	$—	$—	$2,984,130
Money Market Funds	2,460	—	—	2,460
Total Investments	$2,986,590	$—	$—	$2,986,590

Refer to the Schedules of Investments for further disaggregation of investment categories.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

Notes to Financial Statements

November 30, 2025

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of November 30, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Funds are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Notes to Financial Statements

November 30, 2025

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These differences are primarily due to redemptions in kind. For the periods ended November 30, 2025, the following adjustments were made:

		Total distributable
Fund	Paid-In Capital	earnings/(accumulated losses)
VistaShares Artificial Intelligence Supercycle ETF	$552,548	$(552,548)
VistaShares Electrification Supercycle ETF	—	—

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Artificial Intelligence Risk (AIS ETF Only). Issuers engaged in artificial intelligence typically have high research and capital expenditures and, as a result, their profitability can vary widely, if they are profitable at all. The space in which they are engaged is highly competitive and issuers’ products and services may become obsolete very quickly. These companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. The issuers are also subject to legal, regulatory and political changes that may have a large impact on their profitability. A failure in an issuer’s product or even questions about the safety of the product could be devastating to the issuer, especially if it is the marquee product of the issuer. It can be difficult to accurately capture what qualifies as an artificial intelligence company.

Consumer Discretionary Sector Risk (POW ETF Only). The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and global economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their profitability relative to other sectors. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in each Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Notes to Financial Statements

November 30, 2025

Industry Risks (POW ETF Only). The Fund will invest substantially in companies in the automobile, particularly EV, and energy industries, and therefore the performance of the Fund could be negatively impacted by events affecting these industries.

●	Automotive Industry Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. Automotive companies can be significantly affected by labor relations, fluctuating component prices and supplier disruptions. Developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if ever. Automotive companies may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

●	Electric Vehicle Industry Risk. Companies in the electric vehicle (EV) industry are dependent upon consumer demand for electric vehicles in an automotive sector that is generally competitive, cyclical, and volatile. If the market for electric vehicles does not develop as expected, develops more slowly, or if demand decreases, the business prospects, financial condition, and operating results of companies in the EV industry may be harmed. The EV sector is still at an earlier stage of development and has limited resources and production capabilities relative to established competitors that offer internal combustion engine vehicles. Additionally, electric vehicles still comprise a small percentage of overall vehicle sales. The market for EVs could be negatively affected by numerous factors, such as: (i) perceptions about electric vehicle features, quality, safety, performance, and cost; (ii) concerns about the limited range of electric vehicles and access to charging facilities; (iii) competition from other types of alternative fuel vehicles, plug-in hybrid electric vehicles, and high fuel-economy internal combustion engine vehicles; (iv) volatility in the cost of oil and gasoline, including wide fluctuations in crude oil prices; (v) government regulations and economic incentives; and (vi) concerns about the future viability of certain EV manufacturers.

Electrical Grid Technologies and Energy Solutions Industry Risk. Electric grid and solutions companies are subject to numerous challenges that could significantly impact their financial performance. As the demand for efficient electricity management, renewable energy storage, and innovative power solutions grows, these companies must continuously invest in research, development, and infrastructure to stay competitive. This can lead to high capital expenditures and increased operational costs. The highly competitive nature of the industry may result in aggressive pricing strategies that compress profit margins. Additionally, fluctuations in demand for sustainable energy solutions, driven by economic conditions, regulatory changes, and shifts in technology trends, can lead to periods of under-utilization of capacity, negatively affecting revenue streams and overall profitability. Companies are subject to significant regulatory oversight, and must comply with evolving energy policies, which can add to operational burdens and costs. Furthermore, the industry is exposed to significant risks related to technological advancements and integration challenges. Ensuring compatibility with existing grid infrastructure and maintaining system reliability can pose substantial risks. Moreover, companies in this sector are critically dependent on maintaining robust cybersecurity measures and addressing potential technical failures. Cybersecurity threats, equipment malfunctions, and natural disasters can lead to service disruptions and significant financial and reputational damage.

Notes to Financial Statements

November 30, 2025

Technology Sector Risks (AIS ETF Only). The Fund will invest substantially in companies in the technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objectives. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to -day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
VistaShares Artificial Intelligence Supercycle ETF	0.75%
VistaShares Electrification Supercycle ETF	0.75%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the periods ended November 30, 2025 are disclosed in the Statements of Operations.

Notes to Financial Statements

November 30, 2025

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of each Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume all or a portion of the Adviser’s obligation to pay all expenses incurred by the Funds, except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligation for a portion of each Fund’s expenses, the Adviser has agreed to pay to the Sub-Adviser the profits, if any, generated by the Funds’ Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. Tidal prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

Notes to Financial Statements

November 30, 2025

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the periods ended November 30, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Fund	Purchases	Sales
VistaShares Artificial Intelligence Supercycle ETF	$20,722,913	$2,529,930
VistaShares Electrification Supercycle ETF	551,803	45,566

For the periods ended November 30, 2025, there were no purchases or sales of long-term U.S. government securities.

For the periods ended November 30, 2025, in-kind transactions associated with creations and redemptions for the Funds were:

Fund	Purchases	Sales
VistaShares Artificial Intelligence Supercycle ETF	$68,177,770	$1,348,064
VistaShares Electrification Supercycle ETF	2,533,441	—

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds did not have any distributions for the period ended November 30, 2025.

As of the fiscal periods ended November 30, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	VistaShares Artificial Intelligence Supercycle ETF	VistaShares Electrification Supercycle ETF
Cost of investments(a)	$85,607,309	$3,042,469
Gross tax unrealized appreciation	18,839,654	64,831
Gross tax unrealized depreciation	(5,241,033)	(120,710)
Net tax unrealized appreciation (depreciation)	13,598,621	(55,879)
Undistributed ordinary income (loss)	—	4,538
Undistributed long-term capital gain (loss)	—	—
Total distributable earnings	—	4,538

Notes to Financial Statements

November 30, 2025

	VistaShares Artificial Intelligence Supercycle ETF	VistaShares Electrification Supercycle ETF
Other accumulated gain (loss)	(9,278)	11
Total distributable earnings/(accumulated losses)	$13,589,343	$(51,330)

(a)	The difference between book and tax-basis unrealized appreciation is primarily due to wash sale adjustments.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal period ended November 30, 2025, the Funds had elected to defer the following post-October or late-year losses:

	Post-October	Late-Year
Fund	Losses	Losses
VistaShares Artificial Intelligence Supercycle ETF	$—	$10,468
VistaShares Electrification Supercycle ETF	—	—

As of November 30, 2025, the Funds had no long-term and short-term capital loss carryovers.

NOTE 8 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of Shares, which have no front- end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $1,250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

Notes to Financial Statements

November 30, 2025

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 - NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances the transparency and decision usefulness of income tax disclosures. The amendments are effective for annual periods beginning after December 15, 2024. The Funds have adopted ASU 2023-09, which did not have a material impact on the Funds’ financial statements or disclosures.

NOTE 11 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of

VistaShares Artificial Intelligence Supercycle ETF and

VistaShares Electrification Supercyle ETF

The Board of Trustees of

Tidal Trust III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of VistaShares Artificial Intelligence Supercycle ETF and VistaShares Electrification Supercycle ETF (collectively the “Funds”), each a series of Tidal Trust III (the “Trust”), including the schedules of investments, as of November 30, 2025, and with respect to VistaShares Artificial Intelligence Supercyle ETF, the related statement of operations, the statement of changes in net assets and the financial highlights for the period December 2, 2024 (commencement of operations) to November 30, 2025 and with respect to VistaShares Electrification Supercycle ETF, the related statement of operations, the statement of changes in net assets and the financial highlights for the period October 27, 2025 (commencement of operations) to November 30, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2025, and the results of their operations, the changes in their net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2025.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

January 29, 2026

Other Non-Audited Information

November 30, 2025

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the period ended November 30, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

VistaShares Artificial Intelligence Supercycle ETF	0.00%
VistaShares Electrification Supercycle ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended November 30, 2025, was as follows:

VistaShares Artificial Intelligence Supercycle ETF	0.00%
VistaShares Electrification Supercycle ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the period ended November 30, 2025, was as follows:

VistaShares Artificial Intelligence Supercycle ETF	0.00%
VistaShares Electrification Supercycle ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The aggregate remuneration paid to the Registrant’s trustees, officers and others, if any, is included in Item 7 of this report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on August 23, 2024, the Board of Trustees (the “Board”) of Tidal Trust III (the “Trust”) considered the approval of:

●	the Investment Advisory Agreement (the “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund;

●	an Investment Sub-Advisory Agreement (a “Sub-Advisory Agreement) between the Adviser and VistaShares Advisors LLC (“VistaShares”) with respect to VistaShares Artificial Intelligence Supercycle ETF (the “AI ETF”) and VistaShares Electrification Supercycle ETF (the “Electrification ETF” and together with the AI ETF, each a “Fund” and collectively the “Funds”)

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each New Fund’s shareholders by the Adviser and Sub-Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and Sub-Adviser from services to be provided to the New Funds, including any fall-out benefits; (iv) comparative fee and expense data for each New Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each New Fund grows and whether the advisory fees for the New Fund reflects these economies of scale for the benefit of the New Fund; and (vi) other financial benefits to the Adviser and Sub-Adviser and their affiliates resulting from services rendered to the New Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on August 23, 2024. Among other things, each of the Adviser and Sub-Adviser provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each New Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreements and Sub-Advisory Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser, the Board reviewed the Adviser’s and Sub-Adviser’s compliance infrastructure and financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Adviser working with ETFs. The Board also considered other services to be provided to the New Funds by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each New Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each New Fund by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the New Funds had not yet commenced operations and therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each New Fund and compared them to the management fees and total operating expenses of its Morningstar peer group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each New Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each New Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the New Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the New Funds are new, it was difficult to estimate the profitability of each New Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the New Funds.

The Board noted that because the New Funds are new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as each New Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the New Funds achieved asset growth.

The Board also reviewed the proposed sub-advisory fee paid to the Sub-Adviser for their services. The Board considered each of these fees in light of the services being provided. The Board determined that the proposed fees reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Adviser given the work performed by each firm. The Board also considered that VistaShares was acting as sponsor for the New Funds and had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the adviser of a certain amount, fall below the level of the unitary fee, the adviser would pay any remaining portion of the unitary fee to the sponsor out of its profits. The Board concluded that the proposed fees were reasonable in light of the services rendered.

The Board also considered that the sub-advisory fee is paid to the Sub-Adviser out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from their relationship with the New Funds was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board considered that, because these fees are paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Agreement is fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser will provide to each Fund; and (c) agreed to approve the Agreements for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust III

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	February 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	February 6, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	February 6, 2026